Investments - Realized Gains and Losses and Proceeds on Investments and Other Assets (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property and equipment
Net Realized Gains (Losses)	$ 5		$ (1)	$ (1)
Gross Proceeds from Sale/Maturity	21		0	0
Loss on debt redemptions
Loss on debt redemptions		$ (2)	(6)
Gross Proceeds from Sale/Maturity		0	0
Other realized gains and losses, net
Net Realized Gains (Losses)		(2)	(1)	(3)	$ 11
Gross Proceeds from Sale/Maturity		0	0	6	0
Total
Net Realized Gains (Losses)	1	(4)	2	(8)	11
Gross Proceeds from Sale/Maturity	319	236	1,003	689	1,185
Fixed maturity securities available for sale
Available-for-sale Securities
Gross Realized Gains	3	3	7	4	14
Gross Realized Losses	0	(3)	(8)	(16)	(17)
Net Realized Gains (Losses)	3	0	(1)	(12)	(3)
Gross Proceeds from Sale/Maturity	298	$ 236	968	624	1,076
Equity securities
Available-for-sale Securities
Gross Realized Gains				11	13
Gross Realized Losses				(1)	(11)
Net Realized Gains (Losses)	(4)			10	2
Gross Proceeds from Sale/Maturity	0			50	51
Preferred securities
Available-for-sale Securities
Gross Realized Gains			0	1	1
Gross Realized Losses			0	0	0
Net Realized Gains (Losses)	(3)		0	1	1
Gross Proceeds from Sale/Maturity	$ 0		$ 10	$ 9	$ 58